STAPLED UNITHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2020
STAPLED UNITHOLDERS' EQUITY
STAPLED UNITHOLDERS' EQUITY
12. STAPLED UNITHOLDERS’ EQUITY

(a)	Stapled Units
The stapled units consist of one unit of Granite REIT and one common share of Granite GP. Granite REIT is authorized to issue an unlimited number of units. Granite GP’s authorized share capital consists of an unlimited number of common shares without par value. Each stapled unit is entitled to distributions and/or dividends in the case of Granite GP as and when declared and, in the event of termination of Granite REIT and Granite GP, to the net assets of Granite REIT and Granite GP remaining after satisfaction of all liabilities.

(b)	Unit-Based Compensation
Incentive Stock Option Plan
The Incentive Stock Option Plan allows for the grant of stock options or stock appreciation rights to directors, officers, employees and consultants. As at December 31, 2020 and December 31, 2019, there were no options outstanding under this plan.
Director/Trustee Deferred Share Unit Plan
The Trust has two
Non-Employee
Director Share-Based Compensation Plans (the “DSPs”) which provide for a deferral of up to 100% of each non-employee
director’s total annual remuneration, at specified levels elected by each director. The amounts deferred under the DSPs are reflected by notional deferred share units (“DSUs”) whose value at the time that the particular payment to the director is determined reflects the fair market value of a stapled unit. The value of a DSU subsequently appreciates or depreciates with changes in the market price of the stapled units. The DSPs also provide for the accrual of notional distribution equivalents on any distributions paid on the stapled units. Under the DSPs, when a director leaves the Board, the director receives a cash payment at an elected date equal to the value of the accumulated DSUs at such date. There is no option under the DSPs for directors to receive stapled units in exchange for DSUs.

A reconciliation of the changes in the notional DSUs outstanding is presented below:

	2020		2019
	Number (000s)	Weighted Average Grant Date Fair Value	Number (000s)	Weighted Average Grant Date Fair Value
DSUs outstanding, January 1	50	$48.01	44	$46.01
Granted	17	67.04	17	55.59
Settled	—	—	(11)	51.57
DSUs outstanding, December 31	67	$52.93	50	$48.01
Executive Deferred Stapled Unit Plan
The Executive Stapled Unit Plan (the “Restricted Stapled Unit Plan”) of the Trust provides for the issuance of Restricted Share Units (“RSUs”) and Performance Share Units (“PSUs”) and is designed to provide equity-based compensation in the form of stapled units to executives and other employees (the “Participants”). The maximum number of stapled units which may be issued pursuant to the Restricted Stapled Unit Plan is 1.0 million. The Restricted Stapled Unit Plan entitles a Participant to receive a stapled unit or a cash payment equal to the market value of the stapled unit, which on any date is the volume weighted average trading price of a stapled unit on the Toronto Stock Exchange or New York Stock Exchange over the preceding five trading days. The form of redemption of the stapled units is determined by the Compensation, Governance and Nominating Committee and is not at the option of the Participant. Vesting conditions in respect of a grant are determined by the Compensation, Governance and Nominating Committee at the time the grant is made and may result in the vesting of more or less than 100% of the number of stapled units. The Restricted Stapled Unit Plan also provides for the accrual of distribution equivalent amounts based on distributions paid on the stapled units. Stapled units are, unless otherwise agreed or otherwise required by the Restricted Stapled Unit Plan, settled within 60 days following vesting.
A reconciliation of the changes in notional stapled units outstanding under the Restricted Stapled Unit Plan is presented below:

	2020		2019
	Number (000s)	Weighted Average Grant Date Fair Value	Number (000s)	Weighted Average Grant Date Fair Value
RSUs and PSUs outstanding, January 1	145	$55.93	117	$50.34
New grants (1)	54	67.09	85	61.90
Forfeited	(7)	73.64	(2)	64.16
Settled in cash	(33)	55.70	(35)	52.91
Settled in stapled units	(31)	55.70	(20)	52.91
RSUs and PSUs outstanding, December 31 (1)	128	$59.83	145	$55.93

(1)
New grants include 22.1 RSUs and 26.5 PSUs granted during the year ended December 31, 2020 (2019 — 54.1 RSUs and 24.6 PSUs). Total restricted stapled units outstanding at December 31, 2020 include a total of 73.7 RSUs and 54.6 PSUs granted (2019 — 116.3 RSUs and 29.1 PSUs).

The fair value of the outstanding RSUs was $4.6 million at December 31, 2020 and is based on the market price of the Trust’s stapled unit. The fair value is adjusted for changes in the market price of the Trust’s stapled unit and recorded as a liability in the employee unit-based compensation payables (note 10).
The fair value of the outstanding PSUs was $2.5 million at December 31, 2020 and is recorded as a liability in the employee unit-based compensation payables (note 10). The fair value is calculated using the Monte-Carlo simulation model based on the assumptions below as well as a market adjustment factor based on the total unitholder return of the Trust’s stapled units relative to the S&P/TSX Capped REIT Index.

Grant Date	January 1, 2020, January 1, August 12, September 24, 2019 and November 16, 2018
PSUs granted	54,863
Term to expiry	2.0 years
Average volatility rate	42.5%
Weighted average risk free interest rate	0.2%
The Trust’s unit-based compensation expense recognized in general and administrative expenses was:

Years ended December 31,	2020	2019

DSPs for trustees/directors (1)	$1,918	$1,645
Restricted Stapled Unit Plan for executives and employees	6,198	5,839
Unit-based compensation expense	$8,116	$7,484

Fair value remeasurement expense included in the above:
● DSPs for trustees/directors	$728	$568
● Restricted Stapled Unit Plan for executives and employees	1,361	1,321
Total fair value remeasurement expense	$2,089	$1,889
(1)	In respect of fees mandated and elected to be taken as DSUs.

(c)	Normal Course Issuer Bid
On May 19, 2020, Granite announced the acceptance by the Toronto Stock Exchange (“TSX”) of Granite’s Notice of Intention to Make a Normal Course Issuer Bid (“NCIB”). Pursuant to the NCIB, Granite proposes to purchase through the facilities of the TSX and any alternative trading system in Canada, from time to time and if considered advisable, up to an aggregate of 5,344,576 of Granite’s issued and outstanding stapled units. The NCIB commenced on May 21, 2020 and will conclude on the earlier of the date on which purchases under the bid have been completed and May 20, 2021. Pursuant to the policies of the TSX, daily purchases made by Granite through the TSX may not exceed 58,842 stapled units, subject to certain exceptions. Granite had entered into an automatic securities purchase plan with a broker in order to facilitate repurchases of the stapled units under the NCIB during specified blackout periods. Pursuant to a previous notice of intention to conduct a NCIB, Granite received approval from the TSX to purchase stapled units for the period May 21, 2019 to May 20, 2020.
During the year ended December 31, 2020, Granite repurchased 490,952 stapled units (2019 —700 stapled units) at an average stapled unit cost of $50.95 for total consideration of $25.0 million (2019 — less than $0.1 million). The difference between the repurchase price and the average cost of the stapled units of $1.3 million (2019 — less than $0.1 million) was recorded to contributed surplus.

(d)	Stapled Unit Offerings
On November 24, 2020, Granite completed an offering of 3,841,000 stapled units at a price of $75.00 per unit for gross proceeds of $288.1 million, including 501,000 stapled units issued pursuant to the exercise of the over-allotment option granted to the underwriters. Total costs related to the offering totaled $12.2 million and were recorded as a reduction to stapled unitholders’ equity. The net proceeds received by Granite after deducting the total costs related to the offering were $275.9 million. As at December 31, 2020, total costs related to the offering of $0.1 million remain to be paid.
On June 2, 2020, Granite completed an offering of 4,255,000 stapled units at a price of $68.00 per unit for gross proceeds of $289.3 million, including 555,000 stapled units issued pursuant to the exercise of the over-allotment option granted to the underwriters. Total costs related to the offering totaled $12.4 million and were recorded as a reduction to stapled unitholders’ equity. The net proceeds received by Granite after deducting the total costs related to the offering were $276.9 million.
On April 30, 2019, Granite completed an offering of 3,749,000 stapled units at a price of $61.50 per unit for gross proceeds of $230.6 million, including 489,000 stapled units issued pursuant to the exercise of the over-allotment option granted to the underwriters. Total costs related to the offering totaled $10.2 million and were recorded as a reduction to stapled unitholders’ equity. The net proceeds received by Granite after deducting the total costs related to the offering were $220.4 million.
On October 31, 2019, Granite completed an offering of 4,600,000 stapled units at a price of $64.00 per unit for gross proceeds of $294.4 million, including 600,000 stapled units issued pursuant to the exercise of the over-allotment option granted to the underwriters. Total costs relating to the offering totaled $12.8 million and were recorded as a reduction to stapled unitholders’ equity. The net proceeds received by Granite after deducting the total costs related to the offering were $281.6 million.

(e)	Accumulated Other Comprehensive Income
Accumulated other comprehensive income consists of the following:

As at December 31,	2020	2019

Foreign currency translation gains on investments in subsidiaries, net of related hedging activities and non-controlling interests (1)	$188,169	$159,499
Fair value losses on derivatives designated as net investment hedges	(92,269)	(43,309)
	$95,900	$116,190

(1)	Includes foreign currency translation gains and losses from non-derivative financial instruments designated as net investment hedges.